Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (36,837,643)	$ (6,881,722)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	14,524,720	2,709,999
Stock-based compensation - related parties	4,615,455	348,000
Bad debt expense	345,950	22,774
Non-cash lease expenses	161,202	80,336
Amortization and depreciation	329,334	264,696
Amortization of debt discount	2,411,907	196,077
Loss on settlement of debt	6,843,707	909,486
Loss on fair value of derivative liability	2,002,767	409,776
Write off of deferred offering costs	197,415	0
Changes in operating assets and liabilities:
Accounts receivable	(237,542)	87,204
Inventory	(370,938)	(94,460)
Prepaid expenses	(242,891)	(63,458)
Security deposit	(57,491)	0
Accounts payable and accrued liabilities	343,759	147,281
Related party advances funding operating expense	25,300	6,496
Accrued interest - related parties	223,128	0
Deferred revenue	3,000	0
Operating lease liabilities	(150,054)	(80,136)
Net Cash used in Operating Activities	(5,868,915)	(1,937,651)
Cash Flows from Investing Activities:
Purchase of equipment	(193,953)	0
Acquisition of intangible asset	(100,000)	0
Net Cash used in Investing Activities	(293,953)	0
Cash Flows from Financing Activities:
Proceeds from convertible notes and warrants	1,909,000	1,206,320
Proceeds from convertible note and warrants - related party	1,776,082	0
Payments of deferred offering costs	(71,311)	(126,104)
Proceeds from loan - related party	0	2,000
Repayment of loan - related party	(25,000)	(740,880)
Proceeds from issuance of Series C Convertible Preferred Stock and warrants	8,332,551	1,845,000
Repayment of financing loan	(264,996)	(23,307)
Net Cash provided by Financing Activities	11,656,326	2,163,029
Change in cash	5,493,458	225,378
Cash, beginning of period	775,133	549,755
Cash, end of period	6,268,591	775,133
Supplemental Disclosure Information:
Cash paid for interest	12,957	9,157
Cash paid for taxes	0	0
Non-Cash Financing Disclosure:
Common stock issued for services	0	1,861,999
Series C Convertible Preferred stock issued for services	0	1,196,000
Common stock issued upon conversion of Series C Convertible Preferred stock	1,054	0
Common stock issued for conversion and settlement of debt	11,450,455	1,112,355
Common stock issued for stock to be issued - management	0	180,000
Stock payable for acquisition of intangible asset	1,775,400	0
Series C Convertible Preferred stock issued for subscription received	0	500,000
Cancellation of common stock - related party	0	6,500
Warrants issued in conjunction with convertible debts	882,000	546,863
Right -of-use assets obtained in exchange for new operating lease liabilities	865,218	0
Recognition of derivative liability as debt discount	1,027,000	645,457
Reclassification of derivative liability to additional paid-in capital	1,604,000	0
Transfer from inventory to property and equipment	74,827	0
Acquisition of property and equipment as financing loan	$ 331,528	$ 120,155